Expense Example - Sprott Active Gold & Silver Miners ETF [Member]	Feb. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	$ 284